Other Compensation Costs	9 Months Ended
Sep. 30, 2025
Equity [Abstract]
Other Compensation Costs	Other Compensation Costs
Long-Term Cash Incentive Plan

Under the Company's Long-Term Cash Incentive Plan ("LTIP") the Company grants long-term cash incentive awards with specified target values to certain employees and consultants of the Company, subject to the participant's continued service with the Company. Payouts of these awards are based on changes in the Company’s valuation, plus cumulative cash dividends and return of capital distributions paid by the Company from the grant date to the vesting date. At each reporting period subsequent to the grant date, changes in the award's aggregate target value are recognized as compensation expense based on the portion of vesting or service period lapsed from the grant date through the reporting date.

As of September 30, 2025, the aggregate target value of the LTIP awards increased resulting from an increase in the Company's valuation as of such date. As a result, the Company recorded $1.1 million of incremental compensation expense in Administrative expenses on the Consolidated Statements of Operations for both the three and nine months ended September 30, 2025 for the portion of vesting period lapsed from the grant date through the reporting date.

In addition, the Company recognized compensation expense for the LTIP awards for the three months ended September 30, 2025 and 2024 of $2.1 million and $1.4 million, respectively, and for the nine months ended September 30, 2025 and 2024 of $6.4 million and $3.3 million, respectively, in Administrative expenses on the Consolidated Statements of Operations. An additional $1.6 million of incremental compensation expense for both the three and nine months ended September 30, 2025 was recognized in Administrative expenses on the Consolidated Statements of Operations, resulting from the acceleration of LTIP awards during the third quarter of 2025 for certain employees in connection with their planned departures at the end of 2025.

The following table summarizes awards that have been granted as of September 30, 2025:

		Award Vesting
Grant Date	Aggregate Target Value	Date	Weighting	Date	Weighting
February 2025	$14.2 million	January 15, 2027	25%	January 15, 2028	75%
February 2024	$14.9 million	January 15, 2026	50%	January 15, 2027	50%

Long-Term Incentive Awards

Pursuant to a long-term incentive program established by Brookfield Infrastructure, certain senior executives of the Company have been granted incentive units (the "Incentive Units") which vest in five equal annual installments beginning September 28, 2024, subject to the participants' continued employment or service. During the third quarter of 2025, 125 additional Incentive Units were granted under this program in the form of bonus unit awards. As of September 30, 2025, the total number of Incentive Units granted under the long-term incentive program was 1,000.

The Company recognizes compensation expense for the Incentive Units on a straight line basis over the five year vesting period based on the estimated fair value of the awards. Changes in the fair value of the awards at each reporting date are recognized as compensation expense based on the portion of the vesting or service period lapsed from the grant date through the reporting date.

As of September 30, 2025, the estimated fair value of the Incentive Units awards increased to $25.0 million resulting from an increase in the Company's valuation as of such date. As a result, the Company recognized $2.0 million of incremental compensation expense in Administrative expenses on the Consolidated Statements of Operations for both the three and nine month periods ended September 30, 2025 for the portion of the vesting period lapsed from grant date through the reporting date.

In addition, the Company recognized compensation expense for the three months ended September 30, 2025 and 2024 of $1.0 million and $0.8 million, respectively, and for the nine months ended September 30, 2025 and 2024 of $2.9 million and $2.5 million, respectively, in Administrative expenses on the Consolidated Statements of Operations. These amounts are reflected as Contributed capital from Parent on the Consolidated Statements of Shareholders’ Equity. Payment obligations, if any, are the responsibility of Brookfield Infrastructure.

Other Compensation
The Company recorded severance costs of $2.5 million for both the three and nine months ended September 30, 2025 in Administrative expenses on the Consolidated Statements of Operations for certain employees in connection with their planned departures at the end of the year.